Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling And Marketing Expenses [Abstract]
Salaries and benefits	$ 2,701,014	$ 1,364,481	$ 1,456,719
Marketing services	288,501	249,373	245,673
Travel expenses	120,935	134,445	85,882
Depreciation	71,666	81,159	113,074
Occupancy and office expenses	86,461	71,682	81,482
Other	58,919	64,286	105,370
Total	$ 3,327,496	$ 1,965,426	$ 2,088,200